INITIAL PUBLIC OFFERING (Details) - $ / shares	Nov. 09, 2020	Nov. 05, 2020	Oct. 27, 2020
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued			27,500,000
Share price			$ 10.00
Number of shares in a unit			1
Number of warrants in a unit			33
Shares issuable per warrant			1
Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued			25,000,000
Share price			$ 10.00
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	2,500,000	2,500,000
Share price	$ 10.00	$ 10.00
Exercise price of warrants	$ 11.50